Cover	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-35850
Entity Registrant Name	TINGO GROUP, INC.
Entity Central Index Key	0000854800
Entity Tax Identification Number	27-0016420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 West Grand Avenue
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	201
Local Phone Number	225-0190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MICT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	MICT, INC.